AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2024
	Shares	Value
Common Stocks - 95.9%
Communication Services - 10.3%
Alphabet, Inc., Class A (United States)	40,057	$7,296,383
Charter Communications, Inc., Class A (United States)*,1	11,516	3,442,823

Total Communication Services		10,739,206
Consumer Discretionary - 11.9%
Amadeus IT Group SA (Spain)	44,689	2,973,804
Amazon.com, Inc. (United States)*	36,075	6,971,494
Cie Financiere Richemont SA (Switzerland)	15,784	2,466,770

Total Consumer Discretionary		12,412,068
Consumer Staples - 9.8%
Diageo PLC (United Kingdom)	162,070	5,088,027
Unilever PLC (United Kingdom)	93,427	5,125,055

Total Consumer Staples		10,213,082
Financials - 15.7%
Aon PLC, Class A (United States)	12,393	3,638,337
Fiserv, Inc. (United States)*	27,332	4,073,561
Intercontinental Exchange, Inc. (United States)	24,915	3,410,614
Mastercard, Inc., Class A (United States)	6,916	3,051,063
Moody's Corp. (United States)	5,053	2,126,959

Total Financials		16,300,534
Health Care - 19.8%
Becton Dickinson & Co. (United States)	10,405	2,431,753
Bio-Rad Laboratories, Inc., Class A (United States)*	7,452	2,035,216
The Cooper Cos., Inc. (United States)	19,895	1,736,833
Elevance Health, Inc. (United States)	6,194	3,356,281
Sonic Healthcare, Ltd. (Australia)	125,369	2,189,407
Thermo Fisher Scientific, Inc. (United States)	5,556	3,072,468
UnitedHealth Group, Inc. (United States)	8,959	4,562,460
Zoetis, Inc. (United States)	7,378	1,279,050

Total Health Care		20,663,468
Industrials - 23.2%
Aena SME SA (Spain)[2]	19,106	3,868,911
Airbus SE (France)	21,935	3,010,507
Automatic Data Processing, Inc. (United States)	9,153	2,184,730
BAE Systems PLC (United Kingdom)	25,133	418,631
	Shares	Value

Canadian Pacific Kansas City, Ltd. (Canada)[1]	59,996	$4,723,485
Safran SA (France)	18,355	3,868,471
Siemens AG (Germany)	13,337	2,482,355
Vinci, S.A. (France)	34,549	3,641,616

Total Industrials		24,198,706
Information Technology - 3.2%
Microsoft Corp. (United States)	7,324	3,273,462
Materials - 2.0%
Franco-Nevada Corp. (Canada)	17,747	2,103,374

Total Common Stocks (Cost $91,980,896)		99,903,900

	Principal Amount
Short-Term Investments - 6.2%
Joint Repurchase Agreements - 4.6%[3]
Bethesda Securities LLC, dated 06/28/24, due 07/01/24, 5.450% total to be received $797,322 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.070%, 10/01/27 - 01/01/57, totaling $812,899)	$796,960	796,960
State of Wisconsin Investment Board, dated 06/28/24, due 07/01/24, 5.450% total to be received $4,001,817 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 10/15/25 - 02/15/53, totaling $4,072,199)	4,000,000	4,000,000

Total Joint Repurchase Agreements		4,796,960

	Shares
Other Investment Companies - 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%[4]	666,641	666,641
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[4]	999,962	999,962

Total Other Investment Companies		1,666,603

Total Short-Term Investments (Cost $6,463,563)		6,463,563
Total Investments - 102.1% (Cost $98,444,459)		106,367,463
Derivatives - (0.2)%[5]		(231,526)
Other Assets, less Liabilities - (1.9)%		(1,927,418)
Net Assets - 100.0%		$104,208,519

*	Non-income producing security.
[1]	Some of these securities, amounting to $8,084,391 or 7.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of this security amounted to $3,868,911 or 3.7% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
[4]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[5]	Includes Futures Contracts. Please refer to the Open Futures Contracts table for the details.
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
EURO STOXX 50	EUR	261	Short	09/20/24	$(13,769,054)	$(139,342)
S&P 500 E-Mini Index	USD	98	Short	09/20/24	(27,055,350)	(92,184)
					Total	$(231,526)

CURRENCY ABBREVIATIONS:
EUR	Euro Dollar
USD	U.S. Dollar
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$6,908,215	$17,290,491	—	$24,198,706
Health Care	18,474,061	2,189,407	—	20,663,468
Financials	16,300,534	—	—	16,300,534
Consumer Discretionary	6,971,494	5,440,574	—	12,412,068
Communication Services	10,739,206	—	—	10,739,206
Consumer Staples	—	10,213,082	—	10,213,082
Information Technology	3,273,462	—	—	3,273,462
Materials	2,103,374	—	—	2,103,374
Short-Term Investments
Joint Repurchase Agreements	—	4,796,960	—	4,796,960
Other Investment Companies	1,666,603	—	—	1,666,603
Total Investments in Securities	$66,436,949	$39,930,514	—	$106,367,463
Financial Derivative Instruments - Liabilities
Equity Futures Contracts	$(231,526)	—	—	$(231,526)
Total Financial Derivative Instruments	$(231,526)	—	—	$(231,526)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended June 30, 2024, there were no transfers in or out of Level 3.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at June 30, 2024, was as follows:
Country	% of Long-Term Investments
Australia	2.2
Canada	6.8
France	10.5
Germany	2.5
Spain	6.9
Switzerland	2.5
United Kingdom	10.6
United States	58.0
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$8,084,391	$4,796,960	$3,423,046	$8,220,006
The following table summarizes the securities received as collateral for securities lending at June 30, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.250%	10/15/24-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.